Income Taxes - Details of Income before Income Taxes by Jurisdiction (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Canadian	$ 590	$ 821
Foreign	2,061	1,784
Income before income taxes, Total	$ 2,651	$ 2,605